Recently Issued and Adopted Accounting Pronouncements and Regulatory Items Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Feb. 28, 2019 lease	Jan. 01, 2019 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of leases | lease		1,400
Adjustment to provisional tax expense	$ 7.8
Accounting Standards Update 2018-05
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adjustment to provisional tax expense	$ 8.5
Minimum | Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lease asset			$ 180.0
Lease liability			210.0
Maximum | Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lease asset			220.0
Lease liability			$ 250.0